Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Total remuneration	$ 876,000	$ 863,000	$ 775,000
Reimbursement expenses	23,000
Reimbursement for expenses	$ 314,000	$ 302,000	$ 231,000